UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21606

Centaur Mutual Funds Trust
(Exact name of registrant as specified in charter)

470 Park Avenue South, 9th Floor New York, NY	10016
(Address of principal executive offices)	(Zip code)

Ultimus Fund Solutions, LLC Attn: Simon H. Berry, Esq. 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-513-587-3400

Date of fiscal year end:	10/31

Date of reporting period:	1/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

CENTAUR TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited)

COMMON STOCKS — 62.54%	Shares	Fair Value

Communication Services — 3.18%
AMC Networks, Inc., Class A(a)	2,500	$157,350
Verizon Communications, Inc.	5,000	275,300
		432,650
Consumer Discretionary — 4.83%
Amazon.com, Inc.(a)	130	223,435
Home Depot, Inc. (The)	1,000	183,530
Sony Corporation - ADR	5,000	250,600
		657,565
Consumer Staples — 1.65%
Archer-Daniels-Midland Company	5,000	224,500

Energy — 1.99%
ConocoPhillips	4,000	270,760

Financials — 6.53%
First BanCorporation	20,000	213,000
New Residential Investment Corporation	12,000	203,760
PennyMac Mortgage Investment Trust	12,000	242,880
Santander Consumer USA Holdings, Inc.	12,000	228,720
		888,360
Health Care — 9.96%
Amgen, Inc.	1,200	224,532
CVS Health Corporation	4,000	262,200
Merck & Company, Inc.	3,600	267,948
Pfizer, Inc.	6,500	275,925
UnitedHealth Group, Inc.	1,200	324,240
		1,354,845
Industrials — 9.73%
AerCap Holdings N.V.(a)	5,500	259,930
Allison Transmission Holdings, Inc.	5,500	267,685
CSX Corporation	4,200	275,940
Robert Half International, Inc.	4,000	257,720
United Continental Holdings, Inc.(a)	3,000	261,810
		1,323,085
Information Technology — 14.40%
Apple, Inc.	1,800	299,592
Automatic Data Processing, Inc.	2,000	279,680
Cisco Systems, Inc.	4,500	212,805
HP, Inc.	10,000	220,300
Intel Corporation	4,500	212,040
Mastercard, Inc., Class A	1,000	211,130
Microsoft Corporation	5,000	522,149
		1,957,696
Materials — 3.82%
Celanese Corporation	2,700	258,552
LyondellBasell Industries N.V., Class A	3,000	260,910
		519,462
Real Estate — 3.95%
Hospitality Properties Trust	10,000	266,600
Park Hotels & Resorts, Inc.	9,000	270,630
		537,230

Utilities — 2.50%
AES Corporation	9,750	159,803
NRG Energy, Inc.	4,400	180,004
		339,807

Total Common Stocks (Cost $8,544,902)		8,505,960

CORPORATE BONDS — 33.20%	Principal Amount

Communication Services — 1.88%
Walt Disney Co./The, 3.75%, 6/1/2021	$250,000	255,303

Consumer Discretionary — 3.71%
Amazon.com, Inc., 2.40%, 2/22/2023	250,000	246,378
Home Depot, Inc. (The), 4.40%, 4/1/2021	250,000	258,734
		505,112
Consumer Staples — 3.76%
Colgate-Palmolive Company, 3.25%, 3/15/2024	250,000	252,762
PepsiCo, Inc., 3.60%, 3/1/2024	250,000	258,889
		511,651
Energy — 3.72%
Exxon Mobil Corp., 2.22%, 3/1/2021	250,000	247,993
Total Capital International SA, 3.75%, 4/10/2024	250,000	258,410
		506,403
Financials — 7.32%
Aflac, Inc., 3.25%, 3/17/2025	250,000	245,836
Bank of America Corporation, 3.30%, 1/11/2023	250,000	251,263
JPMorgan Chase & Co., 4.40%, 7/22/2020	250,000	255,066
Loews Corp., 2.63%, 5/15/2023	250,000	243,617
		995,782
Health Care — 1.85%
GlaxoSmithKline Capital PLC, 3.13%, 5/14/2021	250,000	251,876

Industrials — 7.34%
Burlington Northern Santa Fe, LLC, 4.10%, 6/1/2021	250,000	256,367
Caterpillar Financial Services Corp., 2.40%, 6/6/2022	250,000	244,720
John Deer Capital Corp., 2.70%, 1/6/2023	250,000	247,389
PACCAR Financial Corp., 2.80%, 3/1/2021	250,000	248,650
		997,126
Information Technology — 3.62%
Apple, Inc., 2.50%, 2/9/2022	250,000	248,555
Oracle Corporation, 2.40%, 9/15/2023	250,000	243,680
		492,235

Total Corporate Bonds (Cost $4,456,519)		4,515,488

MONEY MARKET FUNDS - 1.02%	Shares

Fidelity Investments Money Market Government Portfolio, Class I, 2.28%(b)	138,808	138,808

Total Money Market Funds (Cost $138,808)		138,808

Total Investments — 96.76% (Cost $13,140,229)		13,160,256

Other Assets in Excess of Liabilities — 3.24%		440,774
NET ASSETS — 100.00%		$13,601,030

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2019.

ADR	- American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

As of January 31, 2019, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Unrealized appreciation	$186,170
Unrealized depreciation	(196,748)
Net unrealized depreciation	(10,578)
Aggregate cost of securities for federal income tax purposes	$13,170,834

See accompanying notes which are an integral part of this schedule of investments.

Centaur Total Return Fund

Related Notes to Schedule of Investments

January 31, 2019 (Unaudited)

1. ORGANIZATION

The Centaur Total Return Fund (the “Fund”), is an active investment portfolio of The Centaur Mutual Funds Trust, (the “Trust”) which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. The Fund is classified as diversified as defined in the 1940 Act.

The Fund commenced operations on March 16, 2005. The investment objective of the Fund is to seek maximum total return through a combination of capital appreciation and current income. The Fund invests in equity securities of companies that DCM Advisors, LLC (the “Adviser”) believes are undervalued in the securities markets, but which also offer high dividend yields relative to the average yields of the broad market averages.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Investment Valuation

The Fund’s investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Fair Value Measurement

GAAP establishes a framework for measuring fair value and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	– Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2	– Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	– Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Centaur Total Return Fund

Related Notes to Schedule of Investments

January 31, 2019 (Unaudited)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the period ended January 31, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2019:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$8,505,960	$-	$-	$8,505,960
Corporate Bonds	-	4,515,488	-	4,515,488
Money Market Funds	138,808	-	-	138,808
Total	$8,644,768	$4,515,488	$-	$13,160,256

For the period ended January 31, 2019, there have been no significant changes to the Fund’s fair value methodologies. The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Centaur Mutual Funds Trust

By	/s/ David R. Carson
David R. Carson, Principal Executive Officer

Date	3/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer

Date	3/27/2019